Change in Classification	12 Months Ended
Mar. 31, 2019
Disclosure Of Reclassifications Or Changes In Presentation [Abstract]
Change in Classification
43)	CHANGE IN CLASSIFICATION
(a)

During the year ended March 31, 2019, the Group modified the classification of revenue from ‘Bus ticketing’ as a result of changes in the composition of operating segments. Comparative amounts in the consolidated statement of profit or loss and other comprehensive income (loss) and related notes were reclassified for consistency. As a result, USD 50,932 and USD 5,615 for the year ended March 31, 2018 and March 31, 2017, respectively was reclassified from ‘Other revenue’ to ‘Bus ticketing' included under ‘Revenue’.

(b)

During the year ended March 31, 2019, the Group modified the classification of amount due to customers from ‘advance from customers’ classified in ‘trade and other payables’ to ‘refund due to customers’ classified in ‘other current liabilities’ to reflect more appropriately the nature of such amounts received. Comparative amounts in the notes to the consolidated financial statements were reclassified for consistency. As a result USD 5,788 as at March 31, 2018 was reclassified from ‘advance from customers’ to ‘refund due to customers’.